Provision for legal proceedings, Provision for contingencies (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2018		Dec. 31, 2017		Jun. 30, 2017	Dec. 31, 2016
Provision for contingent liabilities [Abstract]
Provision for legal proceedings	R$ 59,538		R$ 147,762		R$ 287,354	R$ 245,539
Labor Proceedings [Member]
Provision for contingent liabilities [Abstract]
Provision for legal proceedings	32,774	[1]	22,795	[1]	51,524	48,658
Tax Proceedings [Member]
Provision for contingent liabilities [Abstract]
Provision for legal proceedings	21,935	[2]	122,744	[2]	232,643	195,316
Civil Proceedings [Member]
Provision for contingent liabilities [Abstract]
Provision for legal proceedings	R$ 4,829		R$ 2,223		R$ 3,187	R$ 1,565

[1]	Primarily consists of lawsuits filed by former employees claiming severance payment, overtime pay, additional payment for transfers, among others, for individually significant amounts.
[2]	In 2018, some of the tax proceedings were included in the Tax Amnesty Program described in the Note 14. The remaining balance refers to other tax contingencies .